Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net consisted of the following:
	As of December 31, 2023	As of December 31, 2022
Land use rights	$1,553,876	$1,599,693
Software	1,262,784	1,299,612
Others	2,219,420	2,284,860
Patent	111,562	114,851
Total	5,147,642	5,299,016
Less: accumulated amortization	(697,653)	(429,362)
Intangible assets, net	$4,449,989	$4,869,654

Schedule of Estimated Future Amortization Expense	Estimated future amortization expense is as follows:
Twelve months ending December 31,	Amortization expense
2024	$279,575
2025	279,444
2026	278,158
2027	276,798
2028	276,798
Thereafter	3,059,216
$4,449,989